Investments Under Equity Method	12 Months Ended
Dec. 31, 2011
Investments Under Equity Method [Abstract]
INVESTMENTS UNDER EQUITY METHOD
10.	INVESTMENTS UNDER EQUITY METHOD

The Investment Trust Plan and Huainan Ninetowns:

In April 2011, the Company acquired the land use rights for a plot of undeveloped land permitted for mixed-use and located in Huainan, Anhui province of China. The purchase price was approximately RMB258 million (US$39 million) in total of which RMB140 million was paid during the year ended December 31, 2011. The Company intends to develop a mixed-use real estate project tentatively named “Smarter Town” on the land, and also intends to (i) design, develop, construct, market and sell certain retail and residential units, (ii) design and construct an “Internet of Things” exhibition park, and (iii) design and construct a community hospital on such land. The mixed-use land use rights will expire in 40 years and 70 years.

In June 2011, the Company, through its subsidiaries, entered into a series of agreements with respect to certain financing arrangements for the “Smarter Town” project to be developed by Huainan Huacheng Estate Co. Ltd. (“Huainan Huacheng”), the project company. Pursuant to such agreements, Zhongcheng Trust Co., Ltd. (“Zhongcheng”) organized and offered the “2011 Zhongcheng Trust Huainan Ninetowns Investment Trust Plan” (“the Investment Trust Plan”). Pursuant to the terms of the Investment Trust Plan, Zhongcheng issued (i) 150,000,000 preferred trust units for RMB150 million to certain investors and (ii) 160,000,000 ordinary trust units to Beijing Ninetowns Ports, a wholly-owned indirect subsidiary of the Company, in exchange for the assignment by Beijing Ninetowns Ports of certain creditor’s rights for RMB160 million in Huainan Huacheng. To inject the funds raised under the Investment Trust Plan to Huainan Huacheng, Zhongcheng and Beijing Ninetowns Ports entered into a capital increase agreement pursuant to which Zhongcheng made a capital investment of RMB150 million to Huainan Ninetowns Suitable Estate Co., Ltd. (“Huainan Ninetowns”), a wholly-owned subsidiary of Beijing Ninetowns Ports and the sole shareholder of Huainan Huacheng. As a result of the capital investment, Zhongcheng and Beijing Ninetowns Ports owned 90% and 10% equity interest, respectively, of Huainan Ninetowns at December 31, 2011. The funds injected to Huainan Ninetowns were injected to Huainan Huacheng through a capital increase by Huainan Ninetowns in December 2011.

In February 2012, Beijing Ninetowns Ports proposed to terminate the Investment Trust Plan due to the delay in the development schedule of the “Smarter Town” project. The termination of the Investment Trust Plan was approved at a meeting of the investors who subscribed for the preferred trust units of the Investment Trust Plan and Beijing Ninetowns Ports. As a result of the termination, Zhongcheng transferred the 90% equity interest it held in Huainan Ninetowns to Beijing Ninetowns Ports for no consideration. In addition, Huainan Huacheng repaid the debt of RMB160 million plus interest of approximately RMB13 million to Zhongcheng. The Company intends to continue the development of the “Smarter Town” project and may seek other alternative financing options in the future.

Although the Company through Beijing Ninetowns Ports owned 51.6% of the Investment Trust Plan at December 31, 2011, the non-controlling interest retained veto rights and accordingly the Investment Trust Plan was not consolidated and was instead accounted for using the equity method of accounting. Interest expense related to the Investment Trust Plan during the year ended December 31, 2011 was RMB11 million.

Shouchuang Caifu Ninetowns and Shouchuang Caifu Gengyin:

On October 21, 2011, Beijing Ronghe Zhihui entered into a partnership agreement with Shouchuang Huaxia (Tianjin) Equity Investment Fund Management Co., Ltd. (“Shouchuang Huaxia”) and Shouchuang Caifu Gengyin (Tianjin) Equity Investment Fund Limited Partnership (“Shouchuang Caifu Gengyin”). Pursuant to the partnership agreement, Beijing Ronghe Zhihui and Shouchuang Caifu Gengyin, as the limited partners, and Shouchuang Huaxia, as the general partner, established Shouchuang Caifu Ninetowns (Tianjin) Equity Investment Fund Limited Partnership (“Shouchuang Caifu Ninetowns”), as a limited partnership based in Tianjin, China.

Shouchuang Caifu Ninetowns’s initial capital is expected to be RMB110 million. Through December 31, 2011, Shouchuang Caifu Gengyin and Shouchuang Huaxia each contributed RMB10 million and Beijing Ronghe Zhihui, who is expected to contribute a total of RMB90 million, contributed RMB53 million. The remaining balance of Beijing Ronghe Zhihui’s capital contribution of RMB37 million, which is at Beijing Ronghe Zhihui’s option, is expected to be contributed by October 31, 2013.

As of December 31, 2011, Ninetowns Suitable Estate had contributed RMB5.94 million of a total commitment of RMB29.7 million for a 29.7% interest in Shouchuang Caifu Gengyin.

As of December 31, 2011, the Company had a 72.60% direct interest in Shouchuang Caifu Ninetowns and a 4.07% indirect interest in Shouchuang Caifu Ninetowns. As a limited partner, the Company is using the equity method of accounting to account for its investment in Shouchuang Caifu Ninetowns.

On December 21, 2011, Shouchuang Caifu Ninetowns acquired 99% of the equity interests of Binzhou Ruichen Real Estate Development Co., Ltd. (“Binzhou Ruichen”), a limited liability company established in Binzhou, Shandong Province, China. As of December 31, 2011, Binzhou Ruichen owns the land use rights for a plot of undeveloped land permitted for residential use and located in Binzhou. The residential land use rights will expire in 70 years.

The Company’s investments in and equity in the earnings of its equity method investees is as follows for the year ended December 31, 2011:

	The Investment Trust Plan	Huainan Ninetowns	Shouchuang Caifu Ninetowns	Shouchuang Caifu Gengyin	Total
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Investment balance at January 1, 2011	—	—	—	—	—
Investment contributions	160,000	10,000	53,000	5,940	228,940
Equity earnings	1,475	164	—	—	1,639

Investment balance at December 31, 2011	161,475	10,164	53,000	5,940	230,579

At December 31, 2011, there are no significant differences between the carrying amounts of the Company’s equity investments and the underlying equity in the investees’ net assets.